Pledged Assets and Collateral [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien [Table Text Block]

2019
(in millions)
Trading account securities	¥8,921,825
Investment securities	7,907,010
Loans	14,192,075
Other	51,714

Total	¥31,072,624

Pledged Assets Classified by Type of Liabilities [Table Text Block]

2019
(in millions)
Deposits	¥223,075
Payables under repurchase agreements and securities lending transactions	16,316,732
Other short-term borrowings and long-term debt	14,522,393
Other	10,424

Total	¥31,072,624